RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2020
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

12.   RELATED PARTY DISCLOSURES

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including any director of the Company. Compensation for key management personnel of the Company was as follows:

	Years ended
	December 31
	2020	2019
Compensation and benefits	$3,632	$2,530
Share-based compensation	1,532	1,471
Total compensation	$5,164	$4,001

During the years ended December 31, 2020 and 2019, the Company purchased $2.3 million and $2.4 million, respectively, of refined gold from Pan American Silver Corp. (“Pan American”) at a price of $650 per ounce purchased under its La Colorada gold Stream agreement (Note 16). As a consequence of its shareholding and other factors, Pan American is deemed to have significant influence over the Company.

The Company completed the acquisition of the Newmont Portfolio during the year ended December 31, 2020 (Note 4a). As a consequence of its shareholding and other factors, Newmont is deemed to have significant influence over the Company.